As filed with the Securities and Exchange Commission on July 1, 2005
                                     Investment Company Act file number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------


                                            600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5200

DAILY TAX FREE
INCOME FUND, INC.





Dear Shareholders:




We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the period November 1, 2004 through April 30, 2005.

The Fund had net assets of $323,020,543 and 2,306 active shareholders as of April 30, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







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


--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
EXPENSES CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2005
(UNAUDITED)

================================================================================




As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.







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


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================================================================================

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
     Class A & Thornburg Shares             11/1/04                  4/30/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,004.50                   $4.97
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.84                   $5.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
               Class B                      11/1/04                  4/30/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,002.85                   $3.78
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,010.51                   $3.81
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
       First Southwest Shares               11/1/04                  4/30/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,004.30                   $5.12
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.69                   $5.16
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 1.00%, 0.76%, and 1.03%, for the Class A & Thornburg shares, Class B, and First Southwest Shares, respectively, multiplied by the average account value over the period (November 1, 2004 through April 30, 2005), multiplied by 181/365 (to reflect the most recent fiscal half-year).
















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


--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2005
(UNAUDITED)
================================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                               Maturity              Value               Standard
    Amount                                                                Date    Yield    (Note 1)     Moody's  & Poor's
    ------                                                                ----    -----     ------      -------  ---------
Put Bonds (b) (4.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000   Clipper Tax Exempt COPS - Series 2001
              Insured by MBIA Insurance Corp.                           09/08/05  2.30%  $   2,400,000  VMIG-1
  3,340,000   Clipper Tax Exempt COPS - Series 2001-3
              Insured by MBIA Insurance Corp.                           09/08/05  2.30       3,340,000  VMIG-1
  6,000,000   Houston, TX Independent School District Limited Tax
              Schoolhouse & Refunding Bonds
              Guaranteed by Texas Permanent School Fund                 06/15/05  1.73       6,000,000  VMIG-1      A1+
  1,000,000   Plaquemines, LA Port & Harbor
              (International Marine Terminal Project) - Series 1984A (c)
              LOC Kredietbank N.V.                                      03/15/06  2.60       1,000,000
  2,660,000   Pooled Puttable Floating Option Tax Exempt Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                         06/16/05  1.90       2,660,000              A1+
-----------                                                                              -------------
 15,400,000   Total Put Bonds                                                               15,400,000
-----------                                                                              -------------
Tax Exempt Commercial Paper (10.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Burke County, GA Development Authority
              Insured by AMBAC Indemnity Corp.                          05/11/05  2.05%  $   4,000,000  VMIG-1      A1+
  6,000,000   Maryland Health & Higher Education Authority RB           06/08/05  2.37       6,000,000     P1       A1+
 10,000,000   San Antonio, TX Water System - Series A                   05/11/05  2.05      10,000,000     P1       A1+
  4,000,000   State of Connecticut HEFA RB (Yale University)            05/05/05  2.13       4,000,000  VMIG-1      A1+
  2,500,000   Sunshine State Government Finance Commission RB
              - Series H                                                06/14/05  2.40       2,500,000              A1+
  7,200,000   Texas PFA                                                 05/11/05  1.94       7,200,000     P1       A1
-----------                                                                              -------------
 33,700,000   Total Tax Exempt Commercial Paper                                             33,700,000
-----------                                                                              -------------
Tax Exempt General Obligation Notes & Bonds (23.73%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000   Arrowhead, WI Union High School District TRAN (c)         09/19/05  1.68%  $   2,803,402
  7,000,000   Carmel, IN Waterworks Revenue BAN                         02/16/06  2.47       7,011,318   MIG-1
  1,825,000   Clark County, OH BAN (c)                                  05/27/05  1.70       1,825,294
  1,900,000   Dublin City, OH School District BAN                       10/13/05  1.79       1,902,782   MIG-1
  3,300,000   Glendale River Hills, WI School District
              Tax and Revenue Promissory Notes (c)                      08/10/05  1.65       3,303,143
  5,095,000   Grafton, WI School District TRAN (c)                      10/13/05  1.70       5,101,777
    800,000   Lancaster, WI Community School District TRAN (c)          10/28/05  2.00         800,481



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                               Maturity              Value               Standard
    Amount                                                                Date    Yield    (Note 1)     Moody's  & Poor's
    ------                                                                ----    -----     ------      -------  ---------
Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Lebanon City, OH School District School Facility
              Construction & Improvement Notes                          08/11/05  1.82%  $   5,004,526   MIG-1
  2,500,000   Maple Dale-Indian Hill, WI School District TRAN (c)       08/17/05  1.63       2,502,692
  3,300,000   Marysville, OH Exempt Village School District BAN
              (School Construction Project)                             05/26/05  1.58       3,300,644   MIG-1
  3,000,000   Mequon-Thiensville, WI School District TRAN (c)           09/09/05  1.83       3,008,042
  1,250,000   Merton, WI Community School District TRAN (c)             10/28/05  1.83       1,251,023
    800,000   Mount Horeb, WI Area School District TRAN (c)             10/28/05  2.05         800,383
  7,000,000   Muskegon, MI Public Schools TAN (c)                       05/23/05  1.65       7,001,464
  3,500,000   Pewaukee, WI School District TRAN (c)                     09/09/05  1.68       3,503,943
  3,650,000   Pulaski, WI Community School District TRAN (c)            09/27/05  1.74       3,653,799
  4,300,000   Shorewood, WI School District TRAN (c)                    09/02/05  1.65       4,305,020
  2,000,000   State of Maine, BAN                                       06/23/05  2.35       2,003,318   MIG-1
  2,500,000   State of Texas TRAN                                       08/31/05  1.60       2,511,506   MIG-1      SP-1+
  2,390,000   Sturgeon Bay, WI BAN                                      10/15/05  2.67       2,393,426   MIG-1
  5,000,000   Town of Bedford, MA BAN                                   09/28/05  2.12       5,022,804   MIG-1      SP-1+
  7,599,978   Wyandotte County, KS - Series VIII (c)                    11/01/05  1.95       7,629,847
-----------                                                                              -------------
 76,509,978   Total Tax Exempt General Obligation Notes & Bonds                             76,640,634
-----------                                                                              -------------
Variable Rate Demand Instruments (d) (52.98%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Bradford County HEFA
              (Shands Teaching Hospital & Clinics) - Series B
              Insured by MBIA Insurance Corp.                           12/01/26  2.85%  $   1,000,000  VMIG-1      A1+
  5,000,000   City of Lakeland, FL Energy System RB - Series 2001A      10/01/35  3.03       5,000,000  VMIG-1      A1+
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc.) - Series 2003
              LOC Allied Irish Bank                                     10/01/37  3.00       3,000,000  VMIG-1
  2,000,000   Collier County, FL Educational Facilities Authority
              (International College Project)
              LOC Fifth Third Bank                                      04/01/28  2.99       2,000,000              A1+
  2,000,000   Colorado Health Facilities (Catholic Health) - Series B-4 03/01/23  3.00       2,000,000  VMIG-1      A1+
  2,400,000   Connecticut State Development Authority Health Care RB
              (Independent Living Project)
              LOC Chase Manhattan Bank, N.A.                            07/01/15  2.99       2,400,000  VMIG-1




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2005
(UNAUDITED)
================================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                               Maturity              Value               Standard
    Amount                                                                Date    Yield    (Note 1)     Moody's  & Poor's
    ------                                                                ----    -----     ------      -------  ---------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   Cuyahoga County, OH HRB (The Metrohealth System) - Series 2003
              LOC Key Bank, N.A.                                        03/01/33  3.05%  $   7,200,000  VMIG-1
  8,500,000   Dade County, FL RB (Water And Sewer System)
              Insured By FGIC                                           10/05/22  2.98       8,500,000  VMIG-1      A1+
    100,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)           10/01/25  2.90         100,000  VMIG-1      A1+
  5,000,000   Florida HFA MHRB (Town Colony) - Series EE
              LOC Credit Suisse First Boston                            09/01/08  3.07       5,000,000              A1+
  1,985,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F (c)
              LOC Fifth Third Bank                                      10/01/22  3.06       1,985,000
  7,200,000   Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                             12/15/14  3.05       7,200,000  VMIG-1
  1,000,000   Greensboro, NC Public Improvement - Series B              04/01/14  2.95       1,000,000  VMIG-1      A1+
  2,835,000   Henderson, NV Public Improvement MHRB Pueblo I-A
              LOC Credit Suisse First Boston                            08/01/26  3.12       2,835,000              A1+
  4,700,000   Illinois Development Finance Authority (James Jordan Boys &
              Girls Club & Family Life Center Project) - Series 1995
              LOC JPMorgan Chase/LaSalle Bank                           08/01/30  3.00       4,700,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                           02/01/33  3.00       3,400,000              A1+
  3,000,000   Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Fifth Third Bank                                      12/01/14  3.00       3,000,000
  6,700,000   Jacksonville, FL Capital Project RB - Series 1999-2
              Insured by AMBAC Indemnity Corp.                          10/01/22  3.00       6,700,000              A1+
  6,100,000   Jacksonville, FL Capital Project RB - Series 2002-1
              Insured by FGIC                                           10/01/34  3.00       6,100,000              A1+
  2,500,000   Jacksonville, FL University (Health Science Center) - Series 1989
              LOC Bank of America                                       07/01/19  3.04       2,500,000  VMIG-1
  5,290,204   Koch Floating Rate Trust - Series 1
              Insured by AMBAC Indemnity Corp.                          04/01/09  3.19       5,290,204              A1+
  2,500,000   Lakeview, MI School District
              (School Building & Site Bonds) - Series 2002B             05/01/32  3.00       2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg)
              LOC Allied Irish Bank                                     06/01/33  3.10       2,500,000  VMIG-1




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The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                               Maturity              Value               Standard
    Amount                                                                Date    Yield    (Note 1)     Moody's  & Poor's
    ------                                                                ----    -----     ------      -------  ---------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,750,000   Lowell, MI Area School District GO - Series 2004 (c)      05/01/29  3.01%  $   1,750,000
  5,000,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                     05/01/29  3.05       5,000,000  VMIG-1
  3,945,000   Miami - Dade County, FL ROCS II - R - Series 4047
              Water & Sewer RB
              Insured by MBIA Insurance Corp.                           10/01/13  3.03       3,945,000              A1+
  3,350,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC First National Bank of Maryland                       01/01/16  3.02       3,350,000              A1
  2,520,000   Munimae National TICs/TOCs Trust
              Insured by MBIA Insurance Corp.                           10/01/40  3.08       2,520,000              A1+
  3,100,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                          04/01/20  3.03       3,100,000
  4,800,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                 08/01/14  3.10       4,800,000              A1+
  3,400,000   New York City, NY GO - Series B-9
              LOC Chase Manhattan Bank, N.A.                            08/15/23  2.99       3,400,000  VMIG-1      A1+
  1,100,000   New York City, NY GO - Series H-7
              LOC KBC Bank                                              03/01/34  3.02       1,100,000  VMIG-1      A1
  3,020,000   New York City, NY Trust for Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Depfa Bank PLC                                        12/01/15  3.00       3,020,000  VMIG-1      A1
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                  06/01/25  3.14       7,350,000              A1+
  3,500,000   Phoenix, AZ IDA MHRB
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                  07/01/25  3.14       3,500,000              A1+
  5,000,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                 10/01/32  3.00       5,000,000              A1+
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                          07/01/25  3.00         950,000  VMIG-1      A1+




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2005
(UNAUDITED)
================================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                               Maturity              Value               Standard
    Amount                                                                Date    Yield    (Note 1)     Moody's  & Poor's
    ------                                                                ----    -----     ------      -------  ---------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000   Salina, KS (Dillards Project) (c)
              LOC Bank of America                                       12/01/14  3.20%  $   2,900,000
  7,500,000   Savannah, GA EDA RB (Savannah Country Day School)
              LOC Suntrust Bank                                         09/01/29  3.00       7,500,000  VMIG-1
  1,660,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (c)
              LOC First Bank of South Dakota                            04/01/13  3.15       1,660,000              A1+
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC)
              Guaranteed by Federal Home Loan Mortgage Corporation      12/01/19  3.04         500,000  VMIG-1
  2,000,000   Sunshine State Government Financing Commission
              RB - Series 1986
              Insured by AMBAC Indemnity Corp.                          07/01/16  3.00       2,000,000  VMIG-1
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) (c)
              LOC Suntrust Bank                                         08/01/22  3.00       1,000,000
  1,945,000   Tulsa, OK IDA (Indiana Health Care Project) (c)
              LOC Bank One                                              06/01/14  3.10       1,945,000
  6,200,000   University of North Carolina at Chapel Hill RB
              - Series 2001C                                            12/01/25  2.97       6,200,000  VMIG-1      A1+
  4,300,000   University of Southern Indiana (Student Fee) - Series G
              LOC Bank One                                              10/01/19  3.00       4,300,000  VMIG-1      A1
    925,000   Virginia College Building Authority
              (University of Richmond Project)                          11/01/26  3.00         925,000  VMIG-1
  3,000,000   Vancouver, WA Housing Authority (Village Park Apartments)
              LOC US Bank, N.A.                                         11/02/05  3.01       3,000,000              A1
  1,500,000   Washington State Public Power Supply
              (Nuclear Project #1) - Series 1993A
              LOC Bank of America                                       07/01/17  3.00       1,500,000  VMIG-1      A1+
  3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series B                 05/01/34  2.99       3,000,000              A1+
-----------                                                                              -------------
171,125,204   Total Variable Rate Demand Instruments                                       171,125,204
-----------                                                                              -------------

Variable Rate Demand Instruments - Participation Note (d) (0.01%)
------------------------------------------------------------------------------------------------------------------------------------
$    37,067   The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC Chase Manhattan Bank, N.A.                            06/30/06  3.16%  $      37,067     P1       A1+
-----------                                                                              -------------
     37,067   Total Variable Rate Demand Instruments - Participation Note                       37,067
-----------                                                                              -------------




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                               Maturity              Value               Standard
    Amount                                                                Date    Yield    (Note 1)     Moody's  & Poor's
    ------                                                                ----    -----     ------      -------  ---------
Variable Rate Demand Instruments - Private Placements (d) (7.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,439,000   Anaheim, CA MHRB (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                              12/01/15  3.45% $  3,439,000       P1       A1
  2,349,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                              12/01/15  3.45     2,349,000       P1       A1
  3,418,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                              12/01/15  3.45     3,418,000       P1       A1
  1,632,955   Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC Huntington National Bank                              10/01/05  3.91     1,632,955       P1       A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                   12/28/14  3.45     1,500,000       P1       A1
  4,155,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                       12/01/20  3.04     4,155,000       P1       A1
  2,001,100   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America                                       07/01/15  3.74     2,001,100       P1       A1+
  2,000,000   Wood Dale, IL IDRB
              (Bohler Brothers of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                              06/01/10  3.45     2,000,000       P1       A2
  3,060,000   York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC Manufacturers & Traders Bank & Trust                  12/01/14  3.05     3,060,000       P1       A1
-----------                                                                              -------------
 23,555,055   Total Variable Rate Demand Instruments - Private Placements                   23,555,055
-----------                                                                              -------------
              Total Investments (99.21%) (cost $320,457,960+)                              320,457,960
              Cash and other assets, net of liabilities (0.79%)                              2,562,583
                                                                                         -------------
              Net Assets (100.00%)                                                       $ 323,020,543
                                                                                         =============
              Net asset value, offering and redemption price per share:
              Class A Shares,         87,627,777 shares outstanding (Note 3)             $        1.00
                                                                                         =============
              Class B Shares,        178,180,054 shares outstanding (Note 3)             $        1.00
                                                                                         =============
              Thornburg Shares,        7,060,376 shares outstanding (Note 3)             $        1.00
                                                                                         =============
              First Southwest Shares, 50,340,782 shares outstanding (Note 3)             $        1.00
                                                                                         =============

              +   Aggregate cost for federal income tax purposes is identical.




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The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2005
(UNAUDITED)
================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
      BAN      =     Bond Anticipation Note                         IRB      =       Industrial Revenue Bond
      COPS     =     Certificates of Participation                  LOC      =       Letter of Credit
      EDA      =     Economic Development Authority                 MHRB     =       Multi-Family Housing Revenue Bond
      EDC      =     Economic Development Corporation               PFA      =       Public Finance Authority
      EDRB     =     Economic Development Revenue Bond              RB       =       Revenue Bond
      FGIC     =     Financial Guaranty Insurance Company           RDRB     =       Residential Development Revenue Bond
      GO       =     General Obligation                             ROCS     =       Reset Option Certificates
      HFA      =     Housing Finance Authority                      TAN      =       Tax Anticipation Note
      HFFA     =     Health Facility Finance Authority              TICs     =       Trust Inverse Certificates
      HRB      =     Hospital Revenue Bond                          TOCs     =       Tender Option Certificates
      IDA      =     Industrial Development Authority               TRAN     =       Tax and Revenue Anticipation Note
      IDRB     =     Industrial Development Revenue Bond




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
APRIL 30, 2005
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Arizona                           $  10,850,000                      3.39%
California                            9,206,000                      2.87
Colorado                              2,000,000                      0.62
Connecticut                           9,500,000                      2.96
Delaware                              3,000,000                      0.94
Florida                              51,245,000                     15.99
Georgia                              18,700,000                      5.84
Illinois                             10,100,000                      3.15
Indiana                              11,311,318                      3.53
Kansas                               10,529,846                      3.29
Louisiana                             1,000,000                      0.31
Maine                                 2,003,318                      0.63
Maryland                             15,005,000                      4.68
Massachusetts                         5,022,804                      1.57
Michigan                             17,251,464                      5.38
Minnesota                             6,460,000                      2.02
Nevada                                2,835,000                      0.88
New York                              7,520,000                      2.35
North Carolina                        7,200,000                      2.25
Ohio                                 22,851,200                      7.13
Oklahoma                              1,945,000                      0.61
Pennsylvania                          5,560,000                      1.74
Texas                                30,748,573                      9.60
Utah                                  2,001,100                      0.62
Virginia                              2,475,000                      0.77
Washington                            4,500,000                      1.40
Wisconsin                            33,427,133                     10.42
Other Territories                    16,210,204                      5.06
------------------------- ---------------------------- -------------------------------
Total                             $ 320,457,960                   100.00%
------------------------- ---------------------------- -------------------------------



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2005
(UNAUDITED)
================================================================================


INVESTMENT INCOME
Income:
    Interest................................................................................  $     3,338,593
                                                                                              ---------------
Expenses: (Note 2)
    Investment management fee...............................................................          572,691
    Administration fee......................................................................          370,046
    Distribution fee (First Southwest shares)...............................................           50,845
    Shareholder servicing fee (Class A shares)..............................................          126,370
    Shareholder servicing fee (Thornburg shares)............................................           10,188
    Shareholder servicing fee (First Southwest shares)......................................           50,845
    Custodian expenses......................................................................            7,235
    Shareholder servicing and related shareholder expenses+.................................          105,013
    Legal, compliance and filing fees.......................................................          189,599
    Audit and accounting....................................................................           62,782
    Directors' fees and expenses............................................................           17,032
    Miscellaneous...........................................................................            8,703
                                                                                              ---------------
      Total expenses........................................................................        1,571,349
      Less:   Expense paid indirectly.......................................................           (3,405)
              Fees waived...................................................................          (34,575)
                                                                                              ---------------
      Net expenses..........................................................................        1,533,369
                                                                                              ---------------
Net investment income.......................................................................        1,805,224


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments............................................................            3,810
                                                                                              ---------------
Increase in net assets from operations......................................................  $     1,809,034
                                                                                              ===============


+    Includes class specific transfer agency expenses of $25,283, $60,751 and $2,039 for Class A, Class B and Thornburg shares, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                       Six Months
                                                                          Ended                      Year
                                                                     April 30, 2005                  Ended
                                                                       (Unaudited)             October 31, 2004
INCREASE (DECREASE) IN NET ASSETS                                       ---------              ----------------
Operations:
    Net investment income.........................................  $   1,805,224             $      1,457,991
    Net realized gain (loss) on investments.......................          3,810                      -0-
                                                                    -------------             ----------------
    Increase in net assets from operations........................      1,809,034                    1,457,991
Dividends to shareholders from net investment income: *
    Class A shares................................................       (448,410)                    (231,039)
    Class B shares................................................     (1,141,426)                  (1,111,730)
    Thornburg shares..............................................        (36,183)                     (22,677)
    First Southwest shares........................................       (179,205)                     (92,545)
Capital share transactions (Note 3):
    Class A shares................................................    (21,546,996)                    (799,871)
    Class B shares................................................    (45,668,058)                 (51,960,856)
    Thornburg shares..............................................     (2,156,931)                  (2,359,240)
    First Southwest shares........................................      7,483,553                    6,149,625
                                                                    -------------             ----------------
        Total increase (decrease).................................    (61,884,622)                 (48,970,342)
Net assets:
    Beginning of period...........................................    384,905,165                  433,875,507
                                                                    -------------             ----------------
    End of period.................................................  $ 323,020,543             $    384,905,165
                                                                    =============             ================

    Undistributed net investment income...........................  $     -0-                 $        -0-
                                                                    =============             ================

*   Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Thornburg shares commenced on February 8, 2000. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at the annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended April 30, 2005, the Distributor voluntarily waived the following fees:

Distribution fees - First Southwest shares                   $   34,574
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended. (There are five scheduled Board Meeting each year). The Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive fees from the Fund a fee of $6,000 per annum plus a fee of $850 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $162,079 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the period ended April 30, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:


Custodian expenses                                           $    3,083
Shareholder servicing and related shareholder expenses              322
                                                             ----------
     Total                                                   $    3,405
                                                             ==========




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Capital Stock

At April 30, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:

                                                Six Months Ended                          Year
                                                 April 30, 2005                          Ended
Class A shares                                     (Unaudited)                      October 31, 2004
--------------                                      ---------                       ----------------
Sold......................................          179,851,660                        422,872,612
Issued on reinvestment of dividends.......              388,930                            180,404
Redeemed..................................         (201,787,586)                      (423,852,887)
                                                 --------------                     --------------
Net increase (decrease)...................          (21,546,996)                          (799,871)
                                                 ==============                     ==============

Class B shares
--------------
Sold......................................          428,183,517                        787,356,478
Issued on reinvestment of dividends.......              881,620                            838,450
Redeemed..................................         (474,733,195)                      (840,155,784)
                                                 --------------                     --------------
Net increase (decrease)...................          (45,668,058)                       (51,960,856)
                                                 ==============                     ==============

Thornburg shares
----------------
Sold......................................            3,781,002                          9,742,939
Issued on reinvestment of dividends.......               34,780                             20,621
Redeemed..................................           (5,972,713)                       (12,122,800)
                                                 --------------                     --------------
Net increase (decrease)...................           (2,156,931)                        (2,359,240)
                                                 ==============                     ==============

First Southwest shares
----------------------
Sold......................................          115,350,592                        184,014,497
Issued on reinvestment of dividends.......              181,285                             92,346
Redeemed..................................         (108,048,324)                      (177,957,218)
                                                 --------------                     --------------
Net increase (decrease)...................            7,483,553                          6,149,625
                                                 ==============                     ==============

As of April 30, 2005, the breakdown of net assets by share class were as follows:
Class A...................................       $   87,576,686
Class B...................................          178,076,167
Thornburg shares..........................            7,056,259
First Southwest shares....................           50,311,431
                                                 --------------
   Total..................................       $  323,020,543
                                                 ==============
4. Liabilities

At April 30, 2005, the Fund had the following liabilities:
Fees payable to Affiliates*...............       $      162,078
Dividends payable.........................              142,358
Accrued other payables....................              (39,236)
                                                 --------------
   Total liabilities......................       $      265,200
                                                 ==============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Tax Information

The tax character of all dividends paid during the years ended October 31, 2004 and 2003 were tax exempt income.

At October 31, 2004, the Fund had unused capital loss carry forwards of $25,143, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2010.

At October 31, 2004, the Fund had no distributable earnings.

6. Financial Highlights

                                                Six Months Ended                      Year Ended October 31,
                                                  April 30, 2005  --------------------------------------------------------------
Class A shares                                   (Unaudited)        2004         2003          2002         2001         2000
--------------                                  -----------       ---------    ---------     --------     --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........  $     1.00        $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                -----------       ---------    ---------     --------     --------     ---------
Income from investment operations:
   Net investment income......................        0.004           0.002        0.002        0.007        0.025        0.031
   Net realized and unrealized gain (loss)
     on investments...........................        0.000           --           0.000        0.000        0.000        0.000
                                                -----------       ---------    ---------     ---------    --------     ---------
   Total from investment operations...........        0.004           0.002        0.002        0.007        0.025        0.031
                                                -----------       ---------    ---------     ---------    --------     ---------
Less distributions:
   Dividends from net investment income              (0.004)         (0.002)      (0.002)      (0.007)      (0.025)      (0.031)
   Net realized gains on investments..........         --             --           --           --           --            --
                                                -----------       ---------    ---------     --------     --------     ---------
   Total distributions........................       (0.004)         (0.002)      (0.002)      (0.007)      (0.025)      (0.031)
                                                -----------       ---------    ---------     ---------    --------     ---------
Net asset value, end of period................  $     1.00        $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                ===========       =========    =========     ========     ========     =========
Total Return..................................        0.45%(a)        0.22%        0.25%        0.73%        2.58%        3.17%
Ratios/Supplemental Data
Net assets, end of period (000's).............  $    87,577       $ 109,120    $ 109,926     $128,709     $146,799     $ 177,209
Ratios to average net assets:
   Expenses, net of fees waived (b)...........        1.01%(c)        1.00%        1.00%        0.97%        0.92%        0.99%
   Net investment income......................        0.89%(c)        0.22%        0.25%        0.73%        2.60%        3.05%
   Expenses paid indirectly...................        0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%
   Shareholder servicing fees waived..........        0.00%(c)        0.02%        0.04%        0.00%        0.00%        0.00%
(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights (Continued)

                                                Six Months Ended                      Year Ended October 31,
                                                  April 30, 2005  --------------------------------------------------------------
Class B shares                                   (Unaudited)        2004         2003          2002         2001         2000
--------------                                  -----------       ---------    ---------     --------     --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........  $  1.00           $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                ---------         ---------    ---------     --------     ---------    ---------
Income from investment operations:
   Net investment income......................     0.006              0.005        0.005        0.010        0.028        0.035
   Net realized and unrealized gain (loss)
      on investments..........................     --                 --           0.000        0.000        0.000        0.000
                                                ---------         ---------    ---------     --------     --------     ---------
   Total from investment operations...........     0.006             0.005         0.005        0.010        0.028        0.035
                                                --------          ---------    ---------     --------     --------     ---------
Less distributions:
   Dividends from net investment income           (0.006)            (0.005)      (0.005)      (0.010)      (0.028)      (0.035)
   Net realized gains on investments..........      --                --          --            --           --            --
                                                ---------         ---------    ---------     --------     --------     ---------
   Total distribution.........................    (0.006)            (0.005)      (0.005)      (0.010)      (0.028)      (0.035)
                                                --------          ---------    ---------     --------     --------     ---------
Net asset value, end of period................  $  1.00           $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =========         =========     ========     ========     ========     ========
Total Return..................................     0.57%(a)           0.47%        0.49%        1.05%        2.85%        3.52%
Ratios/Supplemental Data
Net assets, end of period (000's).............  $178,076          $ 223,736     $275,687     $262,311     $406,013     $431,704
Ratios to average net assets:
   Expenses (b)...............................     0.77%(c)           0.75%        0.75%        0.66%        0.65%        0.65%
   Net investment income......................     1.13%(c)           0.46%        0.49%        1.05%        2.86%        3.50%
   Expenses paid indirectly...................     0.00%(c)           0.00%        0.00%        0.00%        0.00%        0.00%

(a)  Not annualized
(b)  Includes expense paid indirectly
(c)  Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)


                                                                                                                    February 8, 2000
                                                Six Months Ended                      Year Ended October 31,        (Commencement of
                                                  April 30, 2005  ------------------------------------------------    Offering) to
Thornburg shares                                 (Unaudited)        2004         2003          2002         2001    October 31, 2000
----------------                                -----------       ---------    ---------     --------     --------  ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........  $  1.00           $   1.00     $   1.00      $  1.00      $  1.00      $   1.00
                                                --------          ---------    ---------     --------     --------     ---------
Income from investment operations:
   Net investment income......................     0.004              0.002        0.002        0.007        0.025         0.024
   Net realized and unrealized gain (loss)
      on investments..........................     --                 --           0.000        0.000        0.000         0.000
                                                --------          ---------    ---------     --------     --------     ---------
   Total from investment operations.               0.004              0.002        0.002        0.007        0.025         0.024
                                                --------          ---------    ---------     --------     --------     ---------
Less distributions:
   Dividends from net investment income           (0.004)            (0.002)      (0.002)      (0.007)      (0.025)       (0.024
   )
   Net realized gains on investments               --                 --           --           --           --            --
                                                --------          ---------    ---------     --------     --------     ---------
   Total distribution.........................    (0.004)            (0.002)      (0.002)      (0.007)      (0.025)       (0.024)
                                                --------          ---------    ---------     --------     --------     ---------
Net asset value, end of period................  $  1.00           $   1.00     $   1.00      $  1.00      $  1.00      $   1.00
                                                ========          =========    =========     ========     ========     =========
Total Return..................................     0.45%(a)           0.22%        0.25%        0.73%        2.58%         2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).............  $  7,056          $   9,213    $  11,572     $  8,277     $  4,039     $   1,941
Ratios to average net assets:
   Expenses, net of fees waived (b).               1.01%(c)           1.00%        1.00%        0.97%        0.92%         0.99%(c)
   Net investment income......................     0.89%(c)           0.22%        0.25%        0.73%        2.60%         3.05%(c)
   Expenses paid indirectly...................     0.00%(c)           0.00%        0.00%        0.00%        0.00%         0.00%(c)
   Shareholder servicing fees waived               0.00%(c)           0.02%        0.04%        0.00%        0.00%         0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

6. Financial Highlights (Continued)

                                                                                                      Auguest 5, 2002
                                                        Six Months Ended   Year Ended October 31,     (Commencement of
                                                          April 30, 2005   ----------------------        (Offering) to
First Southwest shares                                   (Unaudited)        2004         2003        October 31,2002
----------------------                                  -----------        ---------    ---------     ----------------
Per Sgare Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period..........           $  1.00           $   1.00     $   1.00         $  1.00
                                                         --------          ---------    ---------        --------
Income from investment operations:
   Net investment income......................              0.004              0.002        0.002           0.002
   Net realized and unrealized gain (loss)
      on investments..........................              --                --            0.000           0.000
                                                         --------          ---------    ---------        --------
   Total from investment operations...........              0.004              0.002        0.002           0.002
                                                         --------          ---------    ---------        --------
Less distributions:
   Dividends from net investment income.......             (0.004)            (0.002)      (0.002)         (0.002)
   Net realized gains on investments..........             --                --            --               --
                                                         --------          ---------    ---------        --------
   Total distributions........................             (0.004)            (0.002)      (0.002)         (0.002)
                                                         --------          ---------    ---------        --------
Net asset value, end of period................           $  1.00           $   1.00     $   1.00         $  1.00
                                                         ========          =========    =========        ========
Total Return..................................              0.43%(a)          0.19%         0.23%           0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).............           $ 50,312          $  42,836    $  36,691        $ 19,318
Ratios to average net assets:
   Expenses, net of fees waived (b)...........              1.04%(c)           1.03%        1.02%           1.03%(c)
   Net investment income......................              0.88%(c)           0.20%        0.19%           0.63%(c)
   Expenses paid indirectly....................             0.00%(c)           0.00%        0.00%           0.00%(c)
   Shareholder servicing and distribution fees waived       0.17%(c)           0.17%        0.19%           0.08%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FIUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On April 21, 2005, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FIUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2)  The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various peer group categories for the one-, three- and five-year periods ended February 28, 2005. The peer group categories included: (i) an asset-based peer group of tax free money market funds (i.e., other tax free funds that are similar in asset size to the Fund); (ii) a competitors class peer group for certain classes of the Fund, representing other tax free funds that are considered to be competitors of the Fund with similar distribution channels (the "competitors peer group"); and (iii) other funds with a similar investment policy to the Fund that are advised or sub-advised by the Manager(these peer groups are collectively referred to as the "Peer Groups"). The Manager advised the Board that it does not advise or sub-advise any other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory.

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Director's consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged by funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged by the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. The Board further observed that the total expense ratio of each class of the Fund was satisfactory when compared to the expense ratio of the funds in the competitors' peer group. The Directors also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund's. The Directors concluded that the level of the management fee was reasonable in light of these factors.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth in the future, however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





DAILY
TAX FREE
INCOME
FUND, INC.






                                                          Semi-Annual Report
                                                            April 30, 2005
                                                              (Unaudited)

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DTF405S





ITEM 2: CODE OF ETHICS

Not Applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).
(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.
(a)(3)   Not applicable.
(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date  July 1, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date  July 1, 2005

* Print the name and title of each signing officer under his or her signature.